Right-of-use assets	3 Months Ended
Mar. 31, 2024
Right-of-use Assets
Right-of-use assets

12. Right-of-use assets:

Effective April 1, 2019, we recognized lease assets and liabilities of $125,474, in relation to the Vancouver office. We estimated a discount rate of 4.12%.

We elected the package of practical expedients permitted under the transition guidance within Topic 842, which allowed us to carry forward prior conclusions about lease identification, classification and initial direct costs for leases entered into prior to adoption of Topic 842.

12.	Right-of-use assets:

Additionally, we elected to not separate lease and non-lease components for all of our leases. For leases with a term of 12 months or less, our current offices, we elected the short-term lease exemption, which allowed us to not recognize right-of-use assets or lease liabilities for qualifying leases existing at transition and new leases we may enter into in the future, as there is significant uncertainty on whether the leases will be renewed.

The right-of-use assets as at March 31, 2024, is summarized as follows:

	March 31, 2024	December 31, 2023

Opening balance for the period	$6,781	$36,529
Amortization of operating lease right-of use assets	(6,781)	(29,748)
Closing balance for the period	$-	$6,781

	March 31, 2023	December 31, 2023

Opening balance for the period	$7,605	$39,556
Payments on operating lease liabilities	(7,605)	(31,951)
Closing balance for the period	-	7,605
Less: current portion	-	(7,605)
Operating lease liabilities – non-current portion as at end of period	$-	$-